Trade and other receivables	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Trade and other receivables
Note 17. Trade and other receivables

	Successor December 31, 2020	Successor December 31, 2019	Successor December 31, 2018
Non-current
Other receivables:
Prepayments, tax receivables and others:
Income tax	11,995	—	—
Prepaid expenses and other receivables	9,884	9,594	10,646
Value Added Tax (“VAT”)	5,562	—	—
Minimum presumed income tax	1,034	1,462	—
Turnover tax	789	455	496

	29,264	11,511	11,142

Financial assets:
Natural gas surplus injection stimulus program (1)	—	3,600	9,049
Advances and loans to employees	546	772	—

	546	4,372	9,049

Total non-current other receivables	29,810	15,883	20,191

	Successor December 31, 2020	Successor December 31, 2019	Successor December 31, 2018
Current
Trade:
Receivables from oil and gas sales (net)	23,260	52,676	55,032
Checks to be deposited	—	3	883

Trade receivables	23,260	52,679	55,915

Other receivables :
Prepayments, tax receivables and others:
VAT	17,022	3,953	10,127
Prepaid expenses and other receivables	3,228	1,861	572
Turnover tax	406	1,158	1,938
Income tax	254	16,274	3,826

	20,910	23,246	16,463
Financial assets:
Natural gas surplus injection stimulus program (1)	4,012	7,797	6,899
Receivables from services to third parties	1,974	3,797	2,850

	Successor December 31, 2020	Successor December 31, 2019	Successor December 31, 2018
Current
Director’s advances and loans to employees	499	284	1,818
Price stability program of NGL	322	480	151
Balances with joint operations	24	14	—
Grants on propane credit	—	—	982
Related parties (Note 27)	—	3,169	186
Loans to third parties	—	1,241	—
Others	18	730	786

	6,849	17,512	13,672

Other receivables	27,759	40,758	30,135

Total current trade and other receivables	51,019	93,437	86,050

(1)	Corresponds to balances pending collection for compensations under the IR Program (Note 2.5.2.1).
Due to the short-term nature of the current trade and other receivables, their carrying amount is considered to be similar to its fair value. For the non-current
trade and other receivables, the fair values are also not significantly different to their carrying amounts.
Trade receivables are generally on terms of 30 days for crude oil revenues and 65 days for natural gas and NGL revenues
The Company writes off a trade receivable when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery, e.g. when the debtor has been placed under liquidation or has entered into bankruptcy proceedings. None of the trade receivables that have been written off is subject to enforcement activities. The Company has recognized a loss allowance of 100% against all receivables over 90 days past due because historical experience has indicated that these receivables are generally not recoverable. Likewise, due to the nature of the business, the Company has not identified significant changes on trade and other receivables during the
COVID-19
pandemic period.
As of December 31, 2020, December 31, 2019 and December 31, 2018 trade and other receivables under 90 days past due amounted to 5,024, 6,189 and 11,798, respectively, however no allowance for expected credit losses of trade receivables was recorded. Furthermore, it was recognized as a provision for expected credit losses in trade and other receivables of 3, 100 and 257, respectively.
The movements in the allowance for the expected credit losses of trade and other receivables are as follows:

	Successor For the year ended December 31, 2020	Successor For the year ended December 31, 2019	Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period From January 1, 2018 through April 3, 2018
At the beginning of period / year	(100)	(257)	—	6,161
(Reversal)/ Allowance for expected credit losses (Note 7)	22	118	(539)	49
Decreases	67	—	—	—
Exchange difference	8	39	282	(49)

At the end of the period/year	(100)	(100)	(257)	6,161

As of the date of these consolidated financial statements, the maximum exposure to credit risk corresponds to the carrying amount of each class of receivables.